Financial Expense, Net - Schedule of Financial Expense, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial Income:
Interest income	$ 160	$ 31
Gain on derivatives	414	134
Dividends on marketable securities	97	4
Total Financial Income	671	169
Financial Expense:
Interest expense	(1,073)	(585)
Loss on derivatives	(37)
Total Financial Expense	(1,110)	(585)
Financial expense, net	$ (439)	$ (416)